BUSINESS ACQUISITION	12 Months Ended
Dec. 31, 2021
BUSINESS ACQUISITION
BUSINESS ACQUISITION

3. BUSINESS ACQUISITION

The Company accounted for the acquisition described below in accordance with ASC 805, “Business Combinations”. The result of the acquiree’s operation has been included in the consolidated financial statements since the acquisition date. The excess of the fair value of the acquired entity over the fair value of net tangible and intangible assets acquired was recorded as goodwill, which is not deductible for corporate income taxation purposes.

Acquisition of ET Cap PA Holdings LLC (“PA Holdings”) and ET Cap CA Holdings LLC (“CA Holdings”)

On November 17, 2020 (the “acquisition close date”), the Company acquired a 100% equity interests of PA Holdings and CA Holdings, a utility project with battery storage business under solar power project development stream from Nova Development Management, for a cash consideration totaling $3.9 million. The Company acquired PA Holdings and CA Holdings to enhance its ability to provide a more diverse product portfolio such as battery storage around the world.

The final allocation on the purchase price to the fair value of the net assets acquired is as follows:

As of acquisition
close date
Project assets(1)	$2,874,060
Net assets acquired	2,874,060
Goodwill	1,022,567
Total consideration transferred/Net cash paid	$3,896,627
(1)

Included in project assets are incurred cost such as consultant fee, legal fee and salaries which have been capitalized in accordance with ASC 970-360, as they are directly attributable and incurred in the development phase.

The Company performed annual impairment analysis in the fourth quarter of 2020 and 2021. ASC 350-20 allows companies to perform a qualitative assessment of whether it is more likely than not that a reporting unit's fair value is less than its carrying value to determine whether it is necessary to perform a quantitative goodwill impairment test. Such qualitative assessment considers various factors, including macroeconomic conditions, industry and market considerations, cost factors, the overall financial performance of a reporting unit, and any other relevant events affecting our company or a reporting unit.

The Company performed a qualitative assessment for battery storage reporting unit in each respective period and concluded that it was not more likely that the fair value of the reporting unit was less than its carrying amount. Accordingly, a quantitative goodwill impairment test for this reporting unit was not required in any period presented.